SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Estimated Useful Lives for Computing Depreciation
Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or the
estimated useful lives

Schedule of Weighted Average Amortization Period by Intangible Asset Class

Service agreements with universities and high schools	26 years
Operating platforms used to provide online education service	6 years
Customer base	4 years
Online coursewares	3 years
Partnership with agencies	5 years
Exclusive partnership with universities	16 years
Operational right of private school	22 years
Partnership with local institutes	7.2 years
Acquired right to use trademark	2.2 years

Schedule of Concentration of Credit Risk

A summary of the customers who accounted for 10% or more of the Group’s consolidated net revenues was as follows:

	For the years ended December 31,
Customers	2011	2012	2013
	%	%	%

A	13	14	16
B	11	11	11
C	13	*	*
D	11	10	*

A summary of the customers who accounted for 10% or more of the Group’s consolidated accounts receivable and amounts due from related parties was as follows:

	As of December 31,
Customers	2012	2013
	%	%

A	36	39
B	11	*
C	24	12
D	25	28

*                                         Represented less than 10% of consolidated net revenue or accounts receivable and amounts due from related parties’ balances.